INTEREST IN ASSOCIATES - SUMMARIZED STATEMENT OF COMPREHENSIVE INCOME (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [line items]
Operating revenues	¥ 2,891,179	¥ 2,360,193	¥ 1,930,911
Net income/(loss) for the year	78,897	70,418	59,444
Other comprehensive (loss)/income	(6,624)	(4,376)	6,333
Total comprehensive income for the year	72,273	66,042	65,777
Sinopec Sichuan to East China Gas Pipeline Co., Ltd. ("Pipeline Ltd") [member]
Disclosure of associates [line items]
Operating revenues	4,746	5,644	191
Net income/(loss) for the year	2,022	2,543	51
Total comprehensive income for the year	2,022	2,543	51
Dividends declared by associates	1,207		23
Share of net income/(loss) from associates	1,011	1,272	26
Carrying Amounts	23,886	24,090
Sinopec Finance Company Limited ("Sinopec Finance") [member]
Disclosure of associates [line items]
Operating revenues	4,536	3,542	2,442
Net income/(loss) for the year	1,868	1,536	1,526
Other comprehensive (loss)/income	(157)	(246)	(175)
Total comprehensive income for the year	1,711	1,290	1,351
Dividends declared by associates	490
Share of net income/(loss) from associates	915	753	748
Share of other comprehensive (loss)/income from associates	(77)	(121)	(86)
Carrying Amounts	12,476	12,128
SIBUR
Disclosure of associates [line items]
Operating revenues	59,927	52,496
Net income/(loss) for the year	10,400	9,601
Other comprehensive (loss)/income	6,410	(260)
Total comprehensive income for the year	16,810	9,341
Dividends declared by associates	271	221
Share of net income/(loss) from associates	1,040	960
Share of other comprehensive (loss)/income from associates	641	(26)
Carrying Amounts	11,086	9,676
Zhongtian Synergetic Energy Company Limited ("Zhongtian Synergetic Energy") [member]
Disclosure of associates [line items]
Operating revenues	12,235	3,569
Net income/(loss) for the year	1,142	123
Total comprehensive income for the year	1,142	123
Share of net income/(loss) from associates	443	48
Carrying Amounts	7,266	6,829
Caspian Investments Resources Ltd. ("CIR") [member]
Disclosure of associates [line items]
Operating revenues	2,856	2,563	2,205
Net income/(loss) for the year	583	(610)	(3,518)
Other comprehensive (loss)/income	116	(334)	662
Total comprehensive income for the year	699	(944)	(2,856)
Share of net income/(loss) from associates	292	(305)	(1,759)
Share of other comprehensive (loss)/income from associates	58	(167)	331
Carrying Amounts	3,453	3,104
Aggregated individually immaterial associates
Disclosure of associates [line items]
Share of net income/(loss) from associates	3,550	3,182	2,869
Share of other comprehensive (loss)/income from associates	(844)	569	¥ (384)
Carrying Amounts	¥ 31,370	¥ 23,899